Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share are as follows (in millions, except for share and per share amounts):

Successor
Six Months Ended December 31,
2021
Basic and diluted net loss per share:
Numerator
Net loss attributable to Alight, Inc. — basic and diluted	$(35)

Denominator
Weighted average shares outstanding — basic and diluted	439,800,624

Basic and diluted net loss per share	$(0.08)